UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08573

Name of Fund: BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings California Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 04/30/2013

Item 1	–	Schedule of Investments

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California – 103.5%
Corporate – 0.4%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A,
5.88%, 2/15/34	$2,435	$2,929,768

County/City/Special District/School District – 24.4%
Centinela Valley Union High School District, GO, Election of 2010, Series A,
5.75%, 8/01/41	9,000	10,731,690
Chabot-Las Positas Community College District, GO, CAB, Series C (AMBAC)(a):
5.04%, 8/01/36	14,700	4,617,564
5.06%, 8/01/37	11,980	3,568,962
Chaffey Joint Union High School District, GO, Election 2012, Series A,
5.00%, 8/01/37	6,420	7,508,704
City of Garden Grove California, COP, Series A, Financing Project (AMBAC),
5.50%, 3/01/26	4,040	4,075,754
County of Kern California, COP, Capital Improvements Projects, Series A (AGC),
6.00%, 8/01/35	3,500	4,167,065
Culver City Redevelopment Finance Authority California, Tax Allocation Bonds, Refunding, Series A (AGM),
5.60%, 11/01/25	3,750	3,766,087
El Camino Community College District, GO, Election of 2002, Series C,
5.00%, 8/01/37	5,375	6,237,687
Emery Unified School District, GO, CAB, Election of 2010, Series D(a):
5.23%, 8/01/38	6,000	1,629,660
5.31%, 8/01/40	5,675	1,360,071
Grossmont Healthcare District, GO, Election of 2006, Series B,
6.13%, 7/15/40	2,000	2,468,440
Los Angeles Community College District California, GO, Election of 2003, Series F-1,
5.00%, 8/01/33	2,500	2,853,600
Los Angeles Community Redevelopment Agency California, RB, Bunker Hill Project, Series A (AGM),
5.00%, 12/01/27	7,000	7,421,820
Mount Diablo Unified School District, GO, Refunding, Election of 2002, Series C,
5.00%, 8/01/29(b)	5,000	6,013,800
Orange County Sanitation District, COP, Series A,
5.00%, 2/01/35	2,500	2,866,050
Oxnard Union High School District, GO, Refunding, Election of 2004, Series A (AGM),
5.00%, 8/01/35	10,000	11,170,100
Pajaro Valley Unified School District, GO, Refunding, Election 2012, Series A,
5.00%, 8/01/38	5,740	6,555,826
Redlands Unified School District California, GO, Election of 2008 (AGM),
5.25%, 7/01/33	5,000	5,720,200
Saddleback Valley Unified School District, GO, Refunding,
5.00%, 8/01/29(c)	3,000	3,528,960
San Bernardino Community College District, GO, Election of 2002, Series A,
6.25%, 8/01/18(d)	310	395,709
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A,
5.50%, 2/01/29	900	1,067,112
San Jose Financing Authority, RB, Convention Center:
5.75%, 5/01/36	2,560	2,849,792
5.75%, 5/01/42	4,500	5,238,900
San Jose Financing Authority, Refunding RB, Civic Center Project, Series B (AMBAC),
5.00%, 6/01/32	14,800	14,878,736
Santa Maria Joint Union High School District, GO, Election 2004,
5.00%, 8/01/33	3,710	4,342,703
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC),
5.75%, 9/01/38	5,635	6,683,617
Southwestern Community College District, GO, Election of 2008, Series C,
5.25%, 8/01/36	2,570	3,018,568
Ventura County Community College District, GO, Election of 2002, Series C,
5.50%, 8/01/33	5,000	5,879,700
West Contra Costa Unified School District California, GO (AGM):
Election of 2005, Series A, 5.00%, 8/01/35	10,000	10,587,600
Election of 2010, Series A, 5.25%, 8/01/41	5,390	6,296,275
Westminster Redevelopment Agency California, Tax Allocation Bonds, Subordinate, Commercial Redevelopment Project No. 1 (AGC),
6.25%, 11/01/39	4,300	5,135,447
William S Hart Union High School District, GO, CAB, Election of 2008, Series C,
5.00%, 8/01/37(a)	8,250	2,492,737

		165,128,936

Education – 8.6%
California Municipal Finance Authority, RB, Emerson College,
6.00%, 1/01/42	2,500	3,036,725

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2013	1

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Education (concluded)
Gavilan Joint Community College District, GO, Election of 2004, Series D:
5.50%, 8/01/31	$2,170	$2,631,017
5.75%, 8/01/35	8,400	10,318,476
Riverside Community College District, GO, Election of 2004, Series C (AGM),
5.00%, 8/01/32	8,750	9,880,325
San Diego Community College District, GO, Election of 2006 (AGM),
5.00%, 8/01/30	8,000	9,185,520
San Jose Evergreen Community College District, GO, Election of 2010, Series A,
5.00%, 8/01/41	5,975	6,887,024
University of California, RB, Series L,
5.00%, 5/15/36	3,030	3,377,086
University of California, Refunding RB:
General, Series A (AMBAC), 5.00%, 5/15/27	5,000	5,009,750
Limited Project, Series G, 5.00%, 5/15/37	1,750	2,010,400
Series AF, 5.00%, 5/15/36	5,000	5,875,650

		58,211,973

Health – 16.9%
ABAG Finance Authority for Nonprofit Corps, Refunding RB, Sharp Healthcare:
6.25%, 8/01/39	5,000	5,910,550
Series A, 6.00%, 8/01/30	2,270	2,777,481
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	8,020	8,913,589
Kaiser Permanente, Series A, 5.25%, 4/01/39	7,210	7,881,395
Providence Health Services, Series B, 5.50%, 10/01/39	4,030	4,740,247
Sutter Health, Series A, 5.25%, 11/15/46	10,000	11,097,200
Sutter Health, Series B, 6.00%, 8/15/42	9,655	11,943,718
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/34	3,700	4,442,997
Stanford Hospital, Series A-3, 5.50%, 11/15/40	2,915	3,511,030
California Statewide Communities Development Authority, RB, Kaiser Permanente:
Series A, 5.00%, 4/01/42	37,565	41,697,150
Series B, 5.25%, 3/01/45	6,260	6,820,208
City of Newport Beach California, Refunding RB, Hoag Memorial Hospital Presbyterian,
6.00%, 12/01/40	3,820	4,720,794

		114,456,359

State – 9.1%
California State Public Works Board, RB, Department of Education, Riverside Campus Project, Series B,
6.50%, 4/01/34	3,670	4,505,292
California State Public Works Board, RB, California State Prisons, Series C,
5.75%, 10/01/31	1,205	1,418,502
State of California, GO:
6.00%, 3/01/33	6,005	7,390,053
6.00%, 4/01/38	28,265	33,917,152
University of California, RB, Limited Project, Series D (NPFGC),
5.00%, 5/15/41	13,000	14,227,070

		61,458,069

Transportation – 16.5%
Bay Area Toll Authority, RB, Series C-1,
1.12%, 4/01/45(e)	4,400	4,400,308
City of Fresno California, ARB, Series B, AMT (AGM),
5.50%, 7/01/20	4,455	4,561,831
City of Los Angeles Department of Airports, Refunding RB, Series A,
5.25%, 5/15/39	2,335	2,710,538
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.25%, 3/01/23	2,985	3,514,688
6.25%, 3/01/34	1,400	1,675,576
County of Orange California, ARB, Series B,
5.75%, 7/01/34	6,345	7,319,655
County of Sacramento California, ARB:
Senior Series A (AGC), 5.50%, 7/01/41	8,190	9,490,654
Senior Series B, 5.75%, 7/01/39	2,650	3,101,613
Senior Series B AMT (AGM), 5.75%, 7/01/28	13,275	15,554,849
Senior Series B AMT (AGM), 5.25%, 7/01/33	19,530	22,185,103
Los Angeles Department of Airports, RB, Los Angeles International Airport, Senior Series D,
5.25%, 5/15/29	2,590	3,075,832
Los Angeles Harbor Department, RB, Series B,
5.25%, 8/01/34	5,530	6,495,980
San Diego County Regional Airport Authority, RB, Senior, Series B, AMT,
5.00%, 7/01/38	5,500	6,086,355

2	BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (concluded)
San Francisco City & County Airports Commission, RB, Series E,
6.00%, 5/01/39	$9,650	$11,625,259
San Francisco City & County Airports Commission, Refunding RB, AMT:
Second Series 34E (AGM), 5.75%, 5/01/24	5,000	5,861,800
Second Series A, 5.00%, 5/01/32	1,415	1,584,659
San Joaquin County Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A,
6.00%, 3/01/36	2,400	2,965,440

		112,210,140

Utilities – 27.6%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A,
5.38%, 10/01/36	2,200	2,615,910
City of Los Angeles California Wastewater System, Refunding RB:
Series A (NPFGC), 5.00%, 6/01/34	3,000	3,233,940
Sub-Series A, 5.00%, 6/01/28	2,000	2,321,400
Sub-Series A, 5.00%, 6/01/32	6,000	6,934,680
City of Sacramento California, RB, Water Revenue Bonds:
5.00%, 9/01/38	2,000	2,329,940
5.00%, 9/01/42	2,000	2,314,620
Cucamonga Valley Water District Financing Authority, RB, Water Utility:
5.00%, 9/01/37	7,705	8,951,361
5.00%, 9/01/42	5,500	6,355,745
Dublin-San Ramon Services District, Refunding RB,
6.00%, 8/01/41	4,000	4,909,440
East Bay Municipal Utility District, RB, Series A (NPFGC),
5.00%, 6/01/32	11,935	13,492,517
East Bay Municipal Utility District, Refunding RB, Sub-Series A:
(AGM) (NPFGC), 5.00%, 6/01/37	11,190	12,659,807
(AMBAC), 5.00%, 6/01/33	5,000	5,694,950
Eastern Municipal Water District, COP, Series H,
5.00%, 7/01/33	2,500	2,841,550
Imperial Irrigation District, Refunding RB, System,
5.13%, 11/01/38	9,500	10,835,035
Los Angeles Department of Water & Power, RB, Series A,
5.38%, 7/01/38	9,000	10,494,090
Los Angeles Department of Water & Power, Refunding RB, System, Series A,
5.25%, 7/01/39	16,000	18,592,160
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC),
5.00%, 10/01/13(d)	8,605	8,778,047
Sacramento Municipal Utility District, RB:
Series A, 5.00%, 8/15/37(c)	3,630	4,195,481
Series R (NPFGC), 5.00%, 8/15/33	5,360	5,434,558
San Diego County Water Authority, COP, Refunding, Series A:
(AGM), 5.00%, 5/01/33(c)	5,010	5,667,813
(NPFGC), 5.00%, 5/01/32	3,495	3,495,454
San Diego County Water Authority, Refunding RB, Series A,
5.00%, 5/01/31	5,000	5,981,350
San Diego Public Facilities Financing Authority, Refunding RB, Senior Series A:
5.25%, 5/15/34	1,000	1,172,270
5.25%, 5/15/39	10,000	11,608,300
San Francisco City & County Public Utilities Commission, RB:
Local Water Main Sub-Series C, 5.00%, 11/01/41	5,000	5,757,750
Series B, 5.00%, 11/01/30	10,000	11,707,700
San Juan Water District, Refunding RB, San Juan & Citrus Heights,
5.25%, 2/01/33	7,325	8,609,805

		186,985,673

Total Municipal Bonds – 103.5%		701,380,918

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)
California – 62.4%
County/City/Special District/School District – 33.5%
Alameda County Joint Powers Authority, Refunding LRB, Lease (AGM),
5.00%, 12/01/34	13,180	14,706,508
Desert Community College District California, GO, Series C (AGM),
5.00%, 8/01/37	16,530	17,936,372
Foothill-De Anza Community College District, GO, Series C,
5.00%, 8/01/40	37,839	43,452,901
Los Angeles Community College District California, GO:
Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	6,647	7,488,751
Election of 2001, Series E-1, 5.00%, 8/01/33	11,770	13,434,749
Election of 2003, Series E (AGM), 5.00%, 8/01/31	11,216	12,443,223
Election of 2003, Series F-1, 5.00%, 8/01/33	10,000	11,414,400
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A,
6.00%, 8/01/33	9,596	11,879,054

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2013	3

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Proposition A, First Tier, Senior Series A (AMBAC),
5.00%, 7/01/35	$8,997	$9,716,976
Los Angeles County Sanitation Districts Financing Authority, Refunding RB, Capital Project 14 (BHAC),
5.00%, 10/01/34	7,917	8,555,089
Ohlone Community College District, GO, Series B (AGM),
5.00%, 8/01/15(d)	16,518	18,233,669
Poway Unified School District, GO, Election of 2002, Improvement District 02, Series 1-B (AGM),
5.00%, 8/01/30	10,000	10,743,500
San Bernardino Community College District California, GO, Election of 2002, Series C (AGM),
5.00%, 8/01/31	17,770	19,552,864
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC):
5.00%, 7/01/30	23,100	24,922,359
5.00%, 7/01/34	2,499	2,696,484

		227,176,899

Education – 12.4%
Chaffey Community College District, GO, Election of 2002, Series B (NPFGC),
5.00%, 6/01/15(d)	9,905	10,610,055
Los Rios Community College District, GO, Election of 2008, Series A,
5.00%, 8/01/35	11,000	12,477,630
Mount Diablo California Unified School District, GO, Election of 2002 (NPFGC),
5.00%, 6/01/14(d)	4,000	4,243,320
Riverside Community College District, GO, Election of 2004, Series C (NPFGC),
5.00%, 8/01/32	8,910	10,060,994
University of California, RB:
Limited Project, Series D (AGM), 5.00%, 5/15/41	8,000	8,858,160
Series O, 5.75%, 5/15/34	11,190	13,482,421
University of California, Refunding RB, Limited Project, Series G,
5.00%, 5/15/37	21,391	24,573,805

		84,306,385

Transportation – 2.4%
City of Los Angeles California Department of Airports, Refunding RB, Los Angeles International Airport, Senior Series A,
5.00%, 5/15/40	4,999	5,646,485
San Mateo County Transportation Authority, Refunding RB, Series A (NPFGC),
5.00%, 6/01/32	10,000	10,711,100

		16,357,585

Utilities – 14.1%
City of Napa California Water System, RB (AMBAC),
5.00%, 5/01/35	9,100	9,835,189
East Bay Municipal Utility District, RB, Sub-Series A (NPFGC),
5.00%, 6/01/35	12,070	12,995,648
East Bay Municipal Utility District, Refunding RB, Sub-Series A (AMBAC),
5.00%, 6/01/37	14,510	16,495,838
Los Angeles Department of Water & Power, RB, Sub-Series A-2 (AGM),
5.00%, 7/01/35	7,500	8,332,800
Metropolitan Water District of Southern California, RB, Series A (AGM),
5.00%, 7/01/35	12,870	13,908,352
Rancho Water District Financing Authority, Refunding RB, Series A (AGM),
5.00%, 8/01/34	5,008	5,716,861
Sacramento County Sanitation District Financing Authority, RB, Sacramento Regional County Sanitation (NPFGC),
5.00%, 12/01/36	4,500	4,967,325
San Diego County Water Authority, COP, Series A (AGM),
5.00%, 5/01/31	4,000	4,270,600
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM),
5.00%, 5/01/33	16,740	18,937,962

		95,460,575

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 62.4%		423,301,444

Total Long-Term Investments (Cost – $1,035,176,008) – 165.9%		1,124,682,362

Short-Term Securities	Shares
BIF California Municipal Money Fund,
0.00% (f)(g)	413,372	413,372

Total Short-Term Securities (Cost – $413,372) – 0.1%		413,372

4	BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost – $1,035,589,380*) – 166.0%	$1,125,095,734
Other Assets Less Liabilities – 0.7%	5,107,702
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (29.2)%	(198,265,824)
VMTP Shares, at Liquidation Value– (37.5)%	(254,000,000)

Net Assets Applicable to Common Shares – 100.0%	$677,937,612

*	As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$837,699,124

Gross unrealized appreciation	$89,638,805
Gross unrealized depreciation	(400,559)

Net unrealized appreciation	$89,238,246

Notes to Schedule of Investments

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclay’s Plc	$4,195,481	$36,845
Citigroup, Inc.	$5,667,813	$(2,906)
Piper Jaffray & Co.	$3,528,960	$18,420

(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Variable rate security. Rate shown is as of report date.

(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at April 30, 2013	Income
BIF California Municipal Money Fund	19,427,466	(19,014,094)	413,372	$4

(g)	Represents the current yield as of report date.

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2013	5

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.

CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

•	Financial futures contracts as of April 30, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(400)	10-Year US Treasury Note	Chicago Board of Trade	June 2013	$53,343,750	$(809,949)

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

6	BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2013

Schedule of Investments (concluded)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$1,124,682,362	–	$1,124,682,362
Short-Term Securities	$413,372	–	–	413,372

Total	$413,372	$1,124,682,362	–	$1,125,095,734

[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(809,949)	–	–	$(809,949)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

As of April 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$528,000	–	–	$528,000
Liabilities:
TOB trust certificates	–	$(198,158,364)	–	(198,158,364)
VMTP shares	–	(254,000,000)	–	(254,000,000)

Total	$528,000	$(452,158,364)	–	$(451,630,364)

There were no transfers between levels during the period ended April 30, 2013.

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2013	7

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings California Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: June 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: June 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: June 24, 2013